Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 12—INCOME TAXES

Income tax expense was as follows.

	2013	2012
Current	$11	$1,395
Deferred	1,362	330

Income tax expense	$1,373	$1,725

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2013	2012
Income taxes computed at the statutory federal tax rate	$2,568	$2,483
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(781)	(630)
Low income housing tax credit	(280)	—
Cash surrender value of BOLI	(189)	(213)
Other	55	85

Income tax expense	$1,373	$1,725

There were no tax benefits attributable to security losses in 2013 and 2012.

Year-end deferred tax assets and liabilities were due to the following.

	2013	2012
Deferred tax assets
Allowance for loan losses	$5,620	$6,712
Deferred compensation	1,223	1,057
Intangible assets	50	182
Pension costs	996	2,775
Impairment losses	146	195
Other	133	171

Deferred tax asset	8,168	11,092

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(466)	(295)
Discount accretion on securities	(77)	(73)
Purchase accounting adjustments	(1,465)	(1,774)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(176)	(3,013)
Other	(174)	(105)

Deferred tax liability	(4,607)	(7,509)

Net deferred tax asset	$3,561	$3,583

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than Citizens. Citizens is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2009 have been closed for purposes of examination by the Internal Revenue Service.